ACCOUNTS PAYABLE AND OTHER LIABILITIES - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 1,659	$ 1,636
Loans and notes payable	1,392	769
Derivative liabilities	182	399
Deferred revenue	271	242
Other liabilities	4	6
Total accounts payable and other liabilities	$ 3,508	$ 3,052